Income Taxes (Details) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended		12 Months Ended				0 Months Ended
	Dec. 31, 2014 jurisdiction	Dec. 31, 2013	Dec. 31, 2012	Apr. 20, 2012	Mar. 31, 2013	Sep. 19, 2014	Jul. 09, 2014	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 22, 2008
Income Taxes
Number of tax jurisdictions	4
Components of income before income taxes
Income before income tax expense	$ 168,741,000	$ 58,432,000	$ 34,585,000
Income (loss) from non-China operations	168,446,000	(18,430,000)	19,590,000
Income from China operations	295,000	76,862,000	14,995,000
Income tax expenses applicable to China operations	6,970,000	14,602,000	2,730,000
Effective tax rate for China operations (as a percent)	2362.00%	19.00%	18.00%
Impairment charge related to investment	17,960,000	6,134,000	18,498,000
Change in fair value of investor option liability	46,972,000	(21,064,000)
Deferred tax assets:
Including - Current deferred tax assets	3,867,000	3,480,000
Non-current deferred tax assets	453,000	1,074,000
Composition of income tax expenses for China operations
Current tax provision	8,198,000	12,820,000	6,245,000
Deferred tax (benefits) provision	(1,228,000)	1,782,000	(3,515,000)
Income tax expenses	6,970,000	14,602,000	2,730,000
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%
Effect on tax holiday and preferential tax rate (as a percent)	(1664.00%)	(10.00%)	(12.00%)
Permanent differences (as a percent)	2670.00%	(1.00%)	4.00%
Change in valuation allowance (as a percent)	1699.00%	5.00%	1.00%
Effect of changes in the tax status	(368.00%)
Effective tax rate for China operations (as a percent)	2362.00%	19.00%	18.00%
Tax holiday on China operations
Tax holiday effect	4,910,000	7,583,000	1,713,000
Basic net income per share effect (in dollars per share)	$ 0.08	$ 0.11	$ 0.03
Diluted net income per share effect (in dollars per share)	$ 0.07	$ 0.11	$ 0.03
Historical rate for valuing deferred tax assets (as a percent)	25.00%
MCOX
Components of income before income taxes
Gain on disposal of investment	3,600,000
CRIC
Components of income before income taxes
Gain recognized on disposal of investment				45,300,000
E-House
Components of income before income taxes
Dilution gain (loss)					(10,200,000)
Alibaba
Components of income before income taxes
Gain on disposal of investment						109,200,000
Tian Ge
Components of income before income taxes
Dilution gain (loss)							49,200,000
Cayman Islands | MCOX
Components of income before income taxes
Impairment charge related to investment			8,400,000
Cayman Islands | CRIC
Components of income before income taxes
Gain recognized on disposal of investment			45,300,000
Cayman Islands | Youku Tudou
Components of income before income taxes
Gain on disposal of investment			10,200,000
Cayman Islands | E-House
Components of income before income taxes
Dilution gain (loss)	48,200,000	(10,200,000)
Cayman Islands | Alibaba
Components of income before income taxes
Gain on disposal of investment	109,200,000
Cayman Islands | Weibo
Components of income before income taxes
Change in fair value of investor option liability	47,000,000
U.S.
Deferred tax assets:
Net operating loss carry-forwards	29,872,000	30,826,000
Other tax credits, allowances for doubtful accounts, accruals and other liabilities	503,000	453,000
Total deferred tax assets	30,375,000	31,279,000
Less: valuation allowance	(30,375,000)	(31,279,000)
Net deferred tax assets	0	0
U.S. | Federal
Components of income before income taxes
Net operating loss carryforwards	86,600,000
Net operating loss carryforwards related to employee stock options	39,900,000
U.S. | State
Components of income before income taxes
Net operating loss carryforwards	10,500,000
Net operating loss carryforwards related to employee stock options	6,500,000
Hong Kong
Components of income before income taxes
Net operating loss carryforwards	23,800,000
Deferred tax assets:
Net operating loss carry-forwards	2,433,000	2,787,000
Less: valuation allowance	(2,433,000)	(2,787,000)
Net deferred tax assets	0	0
Hong Kong | Tian Ge
Components of income before income taxes
Dilution gain (loss)	49,200,000
China
Components of income before income taxes
Net operating loss carryforwards	7,000,000	12,100,000
Deferred tax assets:
Allowances for doubtful accounts, accruals and other liabilities	23,557,000	16,523,000
Net operating loss carry-forwards	2,185,000	3,082,000
Depreciation	114,000	139,000
Total deferred tax assets	25,856,000	19,744,000
Less: valuation allowance	(21,536,000)	(15,190,000)
Net deferred tax assets	4,320,000	4,554,000
Including - Current deferred tax assets	3,867,000	3,480,000
Non-current deferred tax assets	453,000	1,074,000
Deferred tax liabilities:
Depreciation	(339,000)	(469,000)
Acquired intangible assets	(2,887,000)	(768,000)
Others	(1,142,000)	(621,000)
Total deferred tax liabilities	(4,368,000)	(1,858,000)
Including - Current deferred tax liabilities	(1,142,000)	(621,000)
Non-current deferred tax liabilities	(3,226,000)	(1,237,000)
Transitional period to entities that enjoyed preferential tax holiday under the previous income tax law	5 years
Threshold for previous tax rate below which preferential rates subsequently apply (as a percent)	25.00%
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)	10.00%
Maximum percentage of withholding income tax on dividends distributed by an FIE to its immediate holding company in Hong Kong	5.00%
Percentage of ownership interests held by foreign investors	25.00%
Percentage of withholding income tax on dividends distributed by PRC subsidiaries to its immediate holding company in Hong Kong	5.00%
Reconciliation of the differences between statutory tax rate and the effective tax rate for China operations
Statutory EIT rate (as a percent)	25.00%	25.00%	25.00%					25.00%	25.00%	25.00%	25.00%
Tax holiday on China operations
Operating loss carryforwards provided with valuation allowance		6,700,000
Operating loss carryforwards expected to be utilized prior to expiration		$ 5,400,000
China | High and new technology enterprises
Deferred tax liabilities:
Preferential statutory rate (as a percent)	15.00%
Number of qualified subsidiaries (in entities)	6
China | Software enterprise
Deferred tax liabilities:
Preferential statutory rate (as a percent)												12.50%
Period of special tax holidays												2 years
Reduction in preferential tax rate (as a percent)												50.00%
Period of reduced preferential income tax rate												3 years
China | Software enterprise | SINA (Shanghai) Management Co., Ltd.
Deferred tax liabilities:
Preferential statutory rate (as a percent)									12.50%
Period of special tax holidays									2 years
Period of reduced preferential income tax rate									3 years